Reserve for losses and loss expenses	12 Months Ended
Dec. 31, 2014
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Reserve for losses and loss expenses
Reserve for losses and loss expenses
Reserves for losses and loss expenses are based in part upon the estimation of case reserves from broker, insured and ceding company reported data. The Company also uses statistical and actuarial methods to estimate ultimate expected losses and loss expenses, from which incurred but not reported losses can be calculated. The period of time from the occurrence of a loss to the reporting of a loss to the Company and to the settlement of the Company's liability may be several months or years. During this period, additional facts and trends may be revealed. As these factors become apparent, reserves will be adjusted, sometimes requiring an increase or decrease in the overall reserves of the Company, and at other times requiring a reallocation of incurred but not reported reserves to specific case reserves. These estimates are reviewed and adjusted regularly, and such adjustments, if any, are reflected in earnings in the period in which they become known. While management believes that it has made a reasonable estimate of ultimate losses, there can be no assurances that ultimate losses and loss expenses will not exceed this estimate.
The following table represents an analysis of paid and unpaid losses and loss expenses incurred and a reconciliation of the beginning and ending unpaid losses and loss expenses for the years ended December 31, 2014, 2013 and 2012:

	Years Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Reserve for losses and loss expenses, beginning of year	$3,030,399	$3,517,573	$2,631,143
Losses and loss expenses recoverable	(370,154)	(439,967)	(372,485)
Net reserves for losses and loss expenses, beginning of year	2,660,245	3,077,606	2,258,658
Net reserves acquired (disposed)	525,091	(36,519)	639,641
Increase (decrease) in net reserves for losses and loss expenses in respect of losses occurring in:
Current year	1,024,256	999,380	1,174,415
Prior years (a)	(252,207)	(205,448)	(174,969)
Total incurred losses and loss expenses (a)	772,049	793,932	999,446
Less net losses and loss expenses paid in respect of losses occurring in:
Current year	(245,084)	(244,682)	(182,146)
Prior years	(816,823)	(916,796)	(653,874)
Total net paid losses	(1,061,907)	(1,161,478)	(836,020)
Foreign exchange (gain) loss	(38,550)	(13,296)	15,881
Net reserve for losses and loss expenses, end of year	2,856,928	2,660,245	3,077,606
Losses and loss expenses recoverable	377,466	370,154	439,967
Reserve for losses and loss expenses, end of year	$3,234,394	$3,030,399	$3,517,573

(a)
Upon closing the acquisition of Western World, an adjustment of $15,586 was made to increase net reserves to reflect fair value. This adjustment was amortized to income through a reduction in losses and loss expenses of $4,607 during the year ended December 31, 2014. The remaining fair value adjustment will be amortized in 2015.

Incurred losses and loss expenses comprise:

	Years Ended
	December 31, 2014 (a)	December 31, 2013	December 31, 2012
Gross losses and loss expenses (a)	$833,860	$924,986	$1,192,494
Reinsurance recoverable	(61,811)	(131,054)	(193,048)
Net incurred losses and loss expenses (a)	$772,049	$793,932	$999,446

(a)
Upon closing the acquisition of Western World, an adjustment of $15,586 was made to increase net reserves to reflect fair value. This adjustment was amortized to income through a reduction in losses and loss expenses of $4,607 during the year ended December 31, 2014. The remaining fair value adjustment will be amortized in 2015.

The December 31, 2014 and 2013 gross reserves balances comprise reserves for reported claims of $1,495,323 and $1,537,881, respectively, and reserves for claims incurred but not reported of $1,739,071 and $1,492,518, respectively. The net favorable development on prior years by segment and line of business is as follows:

	Year Ended December 31, 2014
	Property	Marine	Specialty	Liability	Total
Validus Re	$(76,064)	$(6,830)	$(4,706)	$—	$(87,600)
AlphaCat	(12,201)	—	—	—	(12,201)
Talbot	(53,779)	(31,397)	(55,990)	—	(141,166)
Western World (a)	$1,023	$—	$—	$(12,263)	$(11,240)
Net favorable development (a)	$(141,021)	$(38,227)	$(60,696)	$(12,263)	$(252,207)

(a)
Upon closing the acquisition, an adjustment of $15,586 was made to increase net reserves to reflect fair value. This adjustment was amortized to income through a reduction in losses and loss expenses of $4,607 during the year ended December 31, 2014. The remaining fair value adjustment will be amortized in 2015.

The Validus Re property lines experienced favorable development primarily due to lower claims emergence on attritional losses and favorable loss development on Hurricane Sandy. The Validus Re marine and specialty lines experienced favorable development primarily due to lower claims emergence on attritional losses. The AlphaCat property lines experienced favorable development primarily due to the release of reserves on one aggregate excess of loss contract. Talbot experienced favorable development across all lines, primarily due to lower than expected claims development on attritional losses. Western World experienced unfavorable development on the property lines and favorable development on the liability lines, primarily due to claims development on attritional losses.

	Year Ended December 31, 2013
	Property	Marine	Specialty	Total (a)
Validus Re	$(81,610)	$26,705	$(4,353)	$(59,258)
Talbot	(45,692)	(46,092)	(54,406)	(146,190)
Net favorable development	$(127,302)	$(19,387)	$(58,759)	$(205,448)

(a)	AlphaCat has not had any development on prior accident years.
The Validus Re property and specialty lines experienced favorable development primarily due to lower claims emergence on attritional losses, although the property lines experienced unfavorable development due to increased estimate of ultimate losses on the New Zealand earthquakes. The Validus Re marine lines experienced unfavorable development primarily due to an increased estimate of ultimate losses on Costa Concordia. Talbot experienced favorable development across all lines, primarily due to lower than expected claims development on attritional losses.

	Year Ended December 31, 2012
	Property	Marine	Specialty	Total (a)
Validus Re	$(45,733)	$(11,298)	$(15,530)	$(72,561)
Talbot	(26,263)	(40,060)	(36,085)	(102,408)
Net favorable development	$(71,996)	$(51,358)	$(51,615)	$(174,969)

(a)	AlphaCat has not had any development on prior accident years.
The Validus Re property and marine lines experienced favorable development primarily due to a reduction in the loss estimates on attritional losses, partially offset by increases in loss estimates on notable loss events. The Validus Re specialty lines experienced favorable development primarily due to lower than expected claims development on attritional losses. Talbot experienced favorable development across all lines, primarily due to lower than expected development on attritional losses.